ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Principal/ Shares	Value
U.S. TREASURY BILLS – 49.4%
U.S. Treasury Bill, 1.97%, 04/20/23(a)	$50,000,000	$49,015,019
U.S. Treasury Bill, 2.85%, 06/15/23(a)	30,000,000	29,233,371

Total U.S. Treasury Bills (Cost $78,858,891)		78,248,390

EXCHANGE TRADED FUND – 12.3%

Debt Fund – 12.3%
AdvisorShares North Square McKee Core Reserves ETF†
(Cost $19,886,000)	200,000	19,446,000

MONEY MARKET FUNDS – 24.4%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 2.76%(b)(c)	22,361,342	22,361,342
Fidelity Institutional Money Market Government Portfolio - Class III, 2.49%(b)	16,309,497	16,309,497

Total Money Market Funds (Cost $38,670,839)		38,670,839

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $137,415,730)		136,365,229

Securities Sold, Not Yet Purchased – (60.9)%(d)

COMMON STOCKS – (60.9)%

Aerospace/Defense – (0.5)%
Spirit AeroSystems Holdings, Inc., Class A	(40,000)	(876,800)

Banks – (1.0)%
East West Bancorp, Inc.	(25,000)	(1,678,500)

Building Materials – (2.5)%
James Hardie Industries PLC(e)	(100,000)	(1,978,000)
Louisiana-Pacific Corp.	(40,000)	(2,047,600)
Total Building Materials		(4,025,600)

Commercial Services – (1.2)%
Dlocal Ltd. (Uruguay)*	(90,000)	(1,846,800)

Cosmetics / Personal Care – (0.7)%
Beauty Health Co. (The)*	(100,000)	(1,179,000)

Diversified Financial Services – (5.7)%
Coinbase Global, Inc., Class A*	(27,500)	(1,773,475)
Credit Acceptance Corp.*	(8,000)	(3,504,000)
Flywire Corp.*	(60,000)	(1,377,600)
OneMain Holdings, Inc.	(80,000)	(2,361,600)
Total Diversified Financial Services		(9,016,675)

Electrical Components & Equipment – (6.9)%
Energizer Holdings, Inc.	(95,000)	(2,388,300)
Universal Display Corp.	(90,000)	(8,491,500)
Total Electrical Components & Equipment		(10,879,800)

Engineering & Construction – (2.9)%
Exponent, Inc.	(25,000)	(2,191,750)
TopBuild Corp.*	(15,000)	(2,471,700)
Total Engineering & Construction		(4,663,450)

Home Builders – (0.7)%
Winnebago Industries, Inc.	(20,000)	(1,064,200)

Investments	Shares	Value
COMMON STOCKS (continued)

Home Furnishings – (2.0)%
Tempur Sealy International, Inc.	(130,000)	$(3,138,200)

Insurance – (1.7)%
Trupanion, Inc.*	(45,000)	(2,674,350)

Internet – (2.6)%
Chewy, Inc., Class A*	(50,000)	(1,536,000)
F5, Inc.*	(17,000)	(2,460,410)
Weibo Corp. (China)*(e)	(6,000)	(102,600)
Total Internet		(4,099,010)

Iron / Steel – (1.3)%
Vale SA (Brazil)(e)	(150,000)	(1,998,000)

Lodging – (1.2)%
Wyndham Hotels & Resorts, Inc.	(30,000)	(1,840,500)

Machinery - Diversified – (1.2)%
Dover Corp.	(16,000)	(1,865,280)

Oil & Gas Services – (1.0)%
Oceaneering International, Inc.*	(200,000)	(1,592,000)

REITS – (1.1)%
Equinix, Inc.	(3,000)	(1,706,520)

Retail – (0.8)%
CarMax, Inc.*	(20,000)	(1,320,400)

Semiconductors – (1.9)%
ACM Research, Inc., Class A*	(75,000)	(934,500)
Cirrus Logic, Inc.*	(30,000)	(2,064,000)
Total Semiconductors		(2,998,500)

Software – (24.0)%
Akamai Technologies, Inc.*	(25,000)	(2,008,000)
Braze, Inc., Class A*	(65,000)	(2,263,950)
CCC Intelligent Solutions Holdings, Inc.*	(60,000)	(546,000)
Clear Secure, Inc., Class A*	(65,000)	(1,485,900)
Cloudflare, Inc., Class A*	(40,000)	(2,212,400)
Confluent, Inc., Class A*	(75,000)	(1,782,750)
Datadog, Inc., Class A*	(11,500)	(1,020,970)
Descartes Systems Group, Inc. (The) (Canada)*	(25,000)	(1,588,250)
E2open Parent Holdings, Inc.*	(300,000)	(1,821,000)
Elastic NV*	(30,000)	(2,152,200)
HashiCorp, Inc., Class A*	(110,000)	(3,540,900)
Jamf Holding Corp.*	(155,000)	(3,434,800)
MongoDB, Inc.*	(10,500)	(2,084,880)
nCino, Inc.*	(72,289)	(2,465,778)
Palantir Technologies, Inc., Class A*	(200,000)	(1,626,000)
Samsara, Inc., Class A*	(95,000)	(1,146,650)
SEMrush Holdings, Inc., Class A*	(130,000)	(1,457,300)
SentinelOne, Inc., Class A*	(75,000)	(1,917,000)
Sprout Social, Inc., Class A*	(30,000)	(1,820,400)
Take-Two Interactive Software, Inc.*	(15,000)	(1,635,000)
Total Software		(38,010,128)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Value
Total Common Stocks
(Cost $(102,121,090))	$(96,473,713)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(102,121,090)]	(96,473,713)

Total Investments – 25.2%
(Cost $35,294,640)	39,891,516
Other Assets in Excess of Liabilities – 74.8%	118,421,398
Net Assets – 100.0%	$158,312,914

ETF - Exchange Traded Fund

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.
†	Affiliated Company.
(a)	Represents a zero coupon bond. Rate shown reflects the effective yield.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.
(c)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(d)	As of September 30, 2022 cash in the amount of $111,536,261 has been segregated as collateral from the broker for securities sold short.
(e)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$-	$78,248,390	$-	$78,248,390
Exchange Traded Fund	19,446,000	-	-	19,446,000
Money Market Funds	38,670,839	-	-	38,670,839
Total	$58,116,839	$78,248,390	$-	$136,365,229

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(96,473,713)	$-	$-	$(96,473,713)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(0.5)%
Banks	(1.0)
Building Materials	(2.5)
Commercial Services	(1.2)
Cosmetics / Personal Care	(0.7)
Debt Fund	12.3
Diversified Financial Services	(5.7)
Electrical Components & Equipment	(6.9)
Engineering & Construction	(2.9)
Home Builders	(0.7)
Home Furnishings	(2.0)
Insurance	(1.7)
Internet	(2.6)
Iron / Steel	(1.3)
Lodging	(1.2)
Machinery - Diversified	(1.2)
Oil & Gas Services	(1.0)
REITS	(1.1)
Retail	(0.8)
Semiconductors	(1.9)
Software	(24.0)
Sovereign	49.4
Money Market Funds	24.4
Total Investments	25.2
Other Assets in Excess of Liabilities	74.8
Net Assets	100.0%

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Affiliated holdings are funds which are managed by the Trust or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2022 were as follows:

Affiliated Holding Name	Value at 6/30/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2022	Value at 9/30/2022	Dividend Income
AdvisorShares North Square McKee Core Reserves ETF	$19,476,000	$-	$-	$-	$(30,000)	200,000	$19,446,000	$82,936